Other liabilities and provisions - LTCIP (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Sep. 30, 2015 shares	Dec. 31, 2014	Dec. 31, 2013	Oct. 02, 2013 EUR (€) shares
Other liabilities and provisions
Value of individual award units							€ 5,000
Limit on grant of LTCIP awards units (as a percent)							10
Award units granted | shares				131			684
Number of performance periods for award vesting | item	3
Vesting percentage of performance awards	40		40			20
Probability percentage of target achievement for LTCIP	80
Percentage of employee turnover	5.8				5.0
Gains (losses) on valuation of LTCIP	€ 478,000	€ 478,000	€ 274,000